Shareholder Report, Holdings (Details)	Dec. 31, 2024
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	86.30%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	59.90%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity International Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity International Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity International Bond Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity International Bond Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity International Bond Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity International Bond Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity International Bond Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity International Bond Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity International Bond Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity International Bond Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity International Bond Index Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity International Bond Index Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity International Bond Index Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity International Bond Index Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity International Bond Index Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity International Bond Index Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity International Bond Index Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity International Bond Index Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	47.60%
Fidelity International Bond Index Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity International Bond Index Fund | China
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity International Bond Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity International Bond Index Fund | France
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity International Bond Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity International Bond Index Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity International Bond Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity International Bond Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity International Bond Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity International Bond Index Fund | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity International Bond Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Fidelity International Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity International Bond Index Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	69.10%
Fidelity International Bond Index Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Fidelity International Bond Index Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Inflation-Protected Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	77.00%
Fidelity Inflation-Protected Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Inflation-Protected Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	56.20%
Fidelity Inflation-Protected Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity Inflation-Protected Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Inflation-Protected Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Inflation-Protected Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Inflation-Protected Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI International Credit Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity SAI International Credit Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity SAI International Credit Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity SAI International Credit Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity SAI International Credit Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity SAI International Credit Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI International Credit Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI International Credit Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI International Credit Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI International Credit Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI International Credit Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity SAI International Credit Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity SAI International Credit Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Fidelity SAI International Credit Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity SAI International Credit Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI International Credit Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI International Credit Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity SAI International Credit Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity SAI International Credit Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity SAI International Credit Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI International Credit Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity SAI International Credit Fund | France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity SAI International Credit Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity SAI International Credit Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity SAI International Credit Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Fidelity SAI International Credit Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity SAI International Credit Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity SAI International Credit Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity SAI International Credit Fund | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity SAI International Credit Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity SAI International Credit Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Fidelity SAI International Credit Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity SAI International Credit Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity SAI International Credit Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	54.50%
Fidelity SAI International Credit Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	69.30%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity SAI Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity SAI Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity SAI Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity SAI Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity SAI Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity SAI Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity SAI Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity SAI Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity SAI Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity SAI Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity SAI Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity SAI Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity SAI Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	34.30%
Fidelity SAI Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Fidelity SAI Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity SAI Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Municipal Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity SAI Inflation-Protected Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	80.10%
Fidelity SAI Inflation-Protected Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Fidelity SAI Inflation-Protected Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	53.50%
Fidelity SAI Inflation-Protected Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Fidelity SAI Inflation-Protected Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity SAI Inflation-Protected Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI Inflation-Protected Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity SAI Inflation-Protected Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%